TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Taxes
	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Non – PRC	(141,602)	(193,212)	(98,709)	(14,357)
PRC	(62,996)	(60,683)	(126,537)	(18,404)
	(204,598)	(253,895)	(225,246)	(32,761)

Schedule of Income Tax Expense from Continuing Operations

	For the Year Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current tax expense	25,617	5,105	43,209	6,284
Deferred tax expense (benefit)	34,869	26,684	(9,158)	(1,331)
	60,486	31,789	34,051	4,953

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loss before income taxes	(204,598)	(253,895)	(225,246)	(32,761)
Income tax computed at the tax rate of 25%	(51,150)	(63,474)	(56,309)	(8,190)
Effect of different tax rates in different jurisdictions	10,400	23,554	11,758	1,710
Non-deductible expenses	6,942	13,872	4,661	678
Non-taxable income	-	(1,942)	(7,322)	(1,065)
Unrecognized tax positions	1,467	(2,942)	41,122	5,981
Changes of valuation allowance	73,847	48,089	45,112	6,561
Withholding tax	18,980	15,624	(4,971)	(722)
Effect of tax rate change	-	(992)	-	-
	60,486	31,789	34,051	4,953

Schedule of Deferred Taxes
Deferred Tax

The components of deferred taxes are as follows:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	122,651	175,033	25,455
Depreciation and amortization	4,807	2,813	409
Property, plant and equipment impairment	17,395	8,750	1,273
Deposits for non-current assets	6,400	6,400	931
Allowance for net investment in financing lease	4,518	1,085	158
Allowance for doubtful accounts	1,004	4,453	648
Deferred revenue	1	-	-
Long term receivables	3,942	9,679	1,408
Intangible assets	795	-	-
Accrued expenses	5,434	9,032	1,314
Capital allowances	-	-	-
Others	495	527	77
Total deferred tax assets	167,442	217,772	31,673
less: Valuation allowance**	(157,876)	(217,076)	(31,572)
Net deferred tax assets	9,566	696	101

Deferred tax liabilities
Withholding tax for PRC entities	(50,876)	(39,495)	(5,745)
Aohua Technology transfer Tianjin Concord Medical loss	(5,632)	-	-
Equity investment	(8,317)	-	-
Property, plant and equipment	(2,681)	(415)	(60)
Disposal of Beijing Century Friendship	(13,758)	(3,126)	(454)
Intangible assets	(733)	(113,590)	(16,521)
Deferred costs	(67)	(67)	(10)
Revenue generated from financing lease	(731)	-	-
Long-term deferred assets	(348)	-	-
Capitalized Interest	-	(9,649)	(1,403)

Total deferred tax liabilities	(83,143)	(166,342)	(24,193)

Deferred tax assets, net***	-	-	-

Deferred tax liabilities, net***	(73,577)	(165,646)	(24,092)

*
As of December 31, 2018, the Group had net operating losses from several of its PRC and oversea entities of
RMB225,246 (US$32,761),
which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2018 will expire in years 2019 to 2038 if not utilized.

**
The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

***	On the face of balance sheet, as at December 31, 2017 and 2018, deferred tax assets of approximately RMB9,566 and RMB696 (US$101) have been offset against deferred tax liabilities.

Schedule of Movement of Valuation Allowance

	For the Year Ended December 31,
	2017	2018	2018
	RMB	RMB	US$
Balance at the beginning of year	(114,561)	(157,876)	(22,962)
Change of valuation allowance in the current year	(43,315)	(59,200)	(8,610)
Balance at the end of year	(157,876)	(217,076)	(31,572)

Reconciliation of Accrued Unrecognized Tax Positions
The reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest is as follows:

	For the Years Ended December 31,
	2017	2018	2018
	RMB	RMB	US$
Balance at the beginning of year	38,420	41,358	6,015
Additions based on tax positions related to the current year	4,263	30,043	4,370
Additions related to prior year tax position	3,658	9,676	1,407
Reversal related to prior year tax position	(1,207)	-	-
Decrease relating to expiration of applicable statute of limitation	(3,079)	(920)	(134)
Foreign currency translation	(697)	843	123
Balance at the end of year	41,358	81,000	11,781